UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 1370 Pittsford Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 1370 Pittsford Mendon Road,
        Mendon, New York  14506
        Mailing address: 1370 Pittsford Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: 06/30/03

Date of reporting period: 07/01/02 - 6/30/03

Item 1 - Attach shareholder report
BULLFINCH FUND, INC.
1370 PITTSFORD MENDON ROAD
MENDON, NEW YORK 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)

Annual Report
June 30, 2003

Management's Discussion of Fund Performance

                                                              August 28, 2003
Dear Fellow Shareholders:

We are very proud to present the June 2003 Annual Report of the Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Western New York Series.

Last year we said we felt the market offered tremendous opportunity. We warned, however, that investor psychology dampened market enthusiasm. With the end of the major battle in Iraq and investor friendly Bush Tax Package now in place, investor enthusiasm has taken a more favorable turn. We had positioned our fund portfolios to take advantage of these events by focusing on dividend paying stocks and capital equipment (mostly technology) stocks. As a result, our shareholders have been rewarded handsomely.

For example, during the 12 months ending June 30, 2003, while the Value Line Geometric Index (our benchmark index) - as well as the popular S&P 500 - were both down, both our portfolios provided shareholders with positive returns. In fact, the Wall Street Journal recently ranked the Western New York Series among the top ten in the nation in its category (Year-to-Date through May 31st). Lipper, which continues to rank both funds as among the best in their categories, has indicated the YTD ranking of the Western New York Series remains in the top ten through July 31st. As always, past performance can never predict future performance. Still, we like to point these numbers out as a way of explaining our management style. We concentrate our efforts to build portfolios in a manner to reduce downside risk.

The second quarter of calendar 2003 proved among the best for stocks in recent memory. As conservative long-term investors, we should not expect a repeat of that performance. Still, selective opportunities continue to present themselves we feel confident our slow and steady approach should continue to provide long-term benefits.

Finally, we have formally added both funds to the NASDAQ listing. The ticker of the Unrestricted Series is BUNRX and the ticker of the Western New York Series is BWNYX. We did this because shareholders wanted to follow the funds on the web.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President





UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
JUNE 30, 2003
TOGETHER WITH
INDEPENDENT AUDITORS' REPORT

BONN, SHORTSLEEVE & GRAY, LLP
Certified Public Accountants
300 Linden Oaks Office Park
Rochester, NY 14625
Tel 585-381-9660
Fax 585-248-0603

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the of the Unrestricted Series (a series within Bullfinch Fund, Inc.), including the schedules of investments in securities, as of June 30, 2003, 2002 and 2001 and the related statements of operations, changes in net assets and the financial highlights for the years ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards in the United states of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, 2002 and 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Unrestricted Series (a series within Bullfinch Fund, Inc.) as of June 30, 2003, 2002 and 2001, and the results of its operations, the change in its net assets and the financial highlights for the years ended in conformity with generally accepted accounting principles in the United States of America.

BONN, SHORTSLEEVE & GRAY, LLP
Rochester, New York
August 13, 2003










UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003



ASSETS



Investments in securities, at fair value,
        identified cost of $1,794,813         $2,106,339

Cash                                             436,199

Accrued interest and dividends                     4,644

Prepaid expenses                                     908
                                              ----------
        Total assets                          $2,548,090
                                              ==========

LIABILITIES

Accounts payable                              $   10,054
                                              ----------

NET ASSETS

Net assets (equivalent to $12.69 based on
  199,957.769 shares of stock outstanding)    $2,538,036
                                              ==========

COMPOSITION OF NET ASSETS

Shares of common stock                        $2,328,019

Accumulated net investment loss                 (101,509)

Net unrealized appreciation on investments       311,526
                                              ----------
Net asset at June 30, 2003                    $2,538,036
                                              ==========

        The accompanying notes are an integral part of these statements.














UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 2003

                                                 Historical
Common Stocks - 100%                   Shares       Cost         Value

Banking and Finance - 11.9%
        BISYS Group Inc.                4,200  $   71,814   $   77,154
        FIserv, Inc.                    1,500      21,566       53,490
        National City Corp              2,200      55,431       71,962
        Trustco Bank Corp NY            4,400      47,300       48,664
                                                  -------      -------
                                                  196,111      251,270

Computers - Software - 9.7%
        Microsoft Corp.                 2,000      55,519       51,280
        Oracle                          5,500      72,365       66,055
        Synopsis, Inc.                  1,400      60,178       86,702
                                                  -------      -------
                                                  188,062      204,037

Leisure & Recreational - 8.5%
        Activision Inc.                 5,250      52,605       67,568
        Hasbro Inc.                     1,400      16,142       24,486
        Mattel Inc.                     4,550      52,852       86,086
                                                  -------      -------
                                                  121,599      178,140

Semiconductors - 7.1%
        Intel Corp                      4,050      97,800       84,281
        Motorola Inc.                   6,900      80,335       65,067
                                                  -------      -------
                                                  178,135      149,348

Electrical Equipment - 7.0%
        Corning Inc.                   10,400      98,443       76,856
        General Electric Co.            2,450      64,576       70,266
                                                  -------      -------
                                                  163,019      147,122

Utilities - Natural Resources - 6.9%
        Chesapeake Utilities            3,100      57,194       70,060
        Empire District Electric Co     1,250      21,665       27,188
        NiSource Inc                    2,500      46,325       47,500
                                                  -------      -------
                                                  125,184      144,748

Pharmaceuticals - 5.4%
        Mylan Laboratories Inc.         3,300      58,654      114,741

Computers - Hardware - 4.9%
        Dell Corp                       3,250      80,811      103,480

Food & Beverages - 4.1%
        Conagra Foods, Inc.             3,700      81,123       87,320

Tobacco Products - 4.0%
        Altria Group                    1,850      40,459       84,064

Computer - Networking - 4.0%
        Cisco Systems, Inc.             5,000      93,661       83,950

Medical Products and Supplies -3.9%
        Serologicals Corp.              6,000      79,732       81,600

Real Estate & Related - 3.8%
        First American Financial        3,000      55,075       79,050

Retail - General - 3.6%
        Dollar General                  4,200      58,388       76,692

Manufacturing - 3.6%
        Lincoln Electric Holdings, Inc. 3,700      70,781       75,554

Medical Services - 3.6%
        Impath, Inc.                    5,300      94,119       74,783

Office Equipment - 3.4%
        Diebold, Inc.                   1,650      41,069       71,363

Instruments - 2.5%
        Checkpoint Systems, Inc.        3,700      32,717       52,355

Commercial Services - 1.4%
        Paychex, Inc.                   1,000      27,638       29,390

Shoes & Leather - 0.7%
        Wolverine World Wide              900       8,476       17,334
                                                 ----------   ----------
Total investments in securities                  $1,794,813   $2,106,339


                                                 ==========   ==========


        The accompanying notes are an integral part of these statements.


UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE YEARS ENDED JUNE 30, 2003, 2002 AND 2001

                                    2003        2002       2001

INVESTMENT INCOME:
        Dividends                $ 29,972    $ 28,180   $ 21,239

EXPENSES:
        Management fees            23,194      20,086     15,099
        Legal and professional      7,465       6,375      6,063
        Directors' fees             1,000         850        800
        Amortization                    0         337        581
        Fidelity bond               1,106         863        491
        Taxes                         300         550        150
        Registration fees             511       1,080      1,029
        Bank service charges        1,533       1,422      1,000
        Due and subscriptions         752         750         83
                                 ----------------------------------
        Total expense              35,861      32,313     25,296
                                 ----------------------------------
Net investment income (loss)       (5,889)     (4,133)    (4,057)
                                 ----------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
Realized gain (loss) from
     securities transactions      (50,233)     (1,324)      (463)
Unrealized appreciation (depreciation)
     during the period            231,445    (191,148)   216,095
                                 ----------------------------------

Net gain (loss) on investments    181,212    (192,472)   215,632
                                 ----------------------------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS     $175,323   $(196,605)  $211,575
                                 ==================================

        The accompanying notes are an integral part of these statements.



UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2003, 2002 AND 2001

                                           2003         2002         2001
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)        $   (5,889) $    (4,133) $    (4,057)
  Net realized gain (loss) from
          security transactions          (50,233)      (1,324)        (463)
  Net change in unrealized appreciation
          (depreciation) of investments  231,445     (191,148)     216,095
                                        -----------------------------------
Increase (decrease) in net assets resulting
          from operations                175,323     (196,605)     211,575

CAPITAL SHARE TRANSACTION:
  Sales                                  443,128      796,385      254,526
  Redemptions                            (76,112)    (119,805)     (38,032)
                                        -----------------------------------
    Total capital share transactions     367,016      676,580      216,494
                                        -----------------------------------
    Increase in net assets               542,339      479,975      428,069

NET ASSETS:
  Beginning of period                  1,995,697    1,515,722    1,087,653
                                        -----------------------------------
  End of period                       $2,538,036   $1,995,697   $1,515,722

        The accompanying notes are an integral part of these statements.



















UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003


NOTE 1:  NATURE OF ACTIVITIES

The Unrestricted Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-end non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE 2:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost which approximates market value.

Federal Income Taxes - It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Organization Expenses - Organization expenses have been amortized over a 60-month period.

Distributions to Shareholders - The Series made a distribution of its net investment income and net realized capital gains to its shareholders on June 28, 2000, in the form of stock dividends equal to 8,561.674 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.


Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NOTE 3:  INVESTMENTS

For the year ended June 30, 2003, the Series purchased $613,488 of common stock. During the same period, the Series sold $155,491 of common stock

For the year ended June 30, 2002, the Series purchased $681,874 of common stock. During the same period, the Series sold $439,466 of common stock.


For the year ended June 30, 2001, the Series purchased $456,897 of common stock. During the same period, the Series sold $322,569 of common stock.

At June 30, 2003, the gross unrealized appreciation for all securities totaled $401,497 and the gross unrealized depreciation for all securities totaled $89,971, or a net unrealized appreciation of $311,526. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $1,794,813.

At June 30, 2002, the gross unrealized appreciation for all securities totaled $302,040 and the gross unrealized depreciation for all securities totaled $222,175, or a net unrealized appreciation of $79,865. The aggregate cost of securities for federal income tax purposes at June 30, 2002 was $1,387,048.

At June 30, 2001, the gross unrealized appreciation for all securities totaled $383,335 and the gross unrealized depreciation for all securities totaled $124,990, or a net unrealized appreciation of $258,345. The aggregate cost of securities for federal income tax purposes at June 30, 2001 was $1,153,324.

NOTE 4:   INVESTMENT ADVISORY AGREEMENT

Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Series' portfolio, which includes selecting the investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

NOTE 5:  CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                        Shares             Amount

Balance at 07/01/00                   96,072.588        $ 1,065,820
                                     -----------        -----------
Shares sold during 2001               22,285.066            254,526
Shares redeemed during 2001           (3,214.621)           (35,922)
                                     -----------        -----------
Balance at 07/01/01                  115,143.033          1,284,424
                                     -----------        -----------
Shares sold during 2002               62,800.889            796,385
Shares redeemed during 2002          (10,370.596)          (119,805)
                                     -----------        -----------
Balance at 07/01/02                  167,573.326          1,961,004
                                     -----------        -----------
Shares sold during 2003               38,498.370            443,127
Shares redeemed during 2003           (6,113.927)           (76,112)
                                     -----------        -----------
Balance at 7/1/03                    199,957.769        $ 2,328,019
                                     ===========        ===========


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED JUNE 30, 2003, 2002 AND 2001

                                               2003       2002       2001
NET ASSET VALUE, beginning of period          $11.91     $13.16     $11.32
                                              ----------------------------
INCOME FROM INVESTMENT OPERATIONS
        Net investment income (loss)           (0.06)     (0.06)     (0.03)

        Net gain (loss) on securities both
                realized and unrealized         0.84      (1.19)      1.87
                                              ----------------------------
Total from investment operations                0.78      (1.25)      1.84
                                              ----------------------------
 DISTRIBUTIONS
        Dividends                               0.00       0.00       0.00
                                              ----------------------------
NET ASSET VALUE, end of period                 12.69      11.91      13.16
                                              ============================

NET ASSETS, end of period                 $2,538,036 $1,995,698 $1,515,723


                                               Actual     Actual      Actual
RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.7 %     1.8 %       2.0 %

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                            (0.3)%    (0.3)%      (0.3)%

PORTFOLIO TURNOVER RATE                          7.5 %    25.10 %     25.6 %

        The accompanying notes are an integral part of these statements.


WESTERN NEW YORK SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
JUNE 30, 2003
TOGETHER WITH
INDEPENDENT AUDITORS' REPORT

BONN, SHORTSLEEVE & GRAY, LLP
Certified Public Accountants
300 Linden Oaks Office Park
Rochester, NY 14625
Tel 585-381-9660
Fax 585-248-0603

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the of the Western New York Series (a series within Bullfinch Fund, Inc.), including the schedules of investments in securities, as of June 30, 2003, 2002 and 2001, and the related statements of operations, changes in net assets and the financial highlights for the years ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, 2002 and 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Western New York Series (a series within the Bullfinch Fund, Inc.) as June 30, 2003, 2002 and 2001, and the results of its operations, the change in its net assets and the financial highlights for the years ended in conformity with generally accepted accounting principles in the United States of America.

BONN, SHORTSLEEVE & GRAY, LLP
Rochester, New York
August 13, 2003








WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003

ASSETS

Investments in securities, at fair value,
        identified cost of $326,856                  $ 334,399

Cash                                                    34,033

Accrued interest and dividends                             821

Prepaid expenses                                           695

Due from investment advisor                                 49
                                                     ---------
        Total assets                                 $ 369,997
                                                     =========
LIABILITIES

Accounts payable                                     $   2,678


NET ASSETS

Net assets (equivalent to $9.80 per shares based
      on 37,481.608 shares of stock outstanding)     $ 367,319
                                                     =========
COMPOSITION OF NET ASSETS

Shares of common stock                               $ 366,694

Accumulated net investment loss                         (6,918)

Net unrealized (appreciation) on investments             7,543
                                                     ---------
Net assets at June 30, 2003                          $ 367,319
                                                     =========


        The accompanying notes are an integral part of these statements.













WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 2003

                                                   Historical
Common Stocks - 100%                     Shares       Cost        Value

Electrical Equipment - 14.7%
        Corning Inc.                      3,000    $ 25,450    $ 22,170
        General Electric Co.                350       9,305      10,038
        Ultralife Batteries, Inc.         1,700       6,766      17,000
                                                   --------    --------
                                                     41,521      49,208

Railroads - 9.2%
        Genesee & Wyoming Class A         1,500       8,519      30,855

Commercial Services - 7.0%
        Harris Interactive, Inc.          2,600       8,918      16,796
        Paychex, Inc.                       225       4,413       6,613
                                                   --------    --------
                                                     13,331      23,409

Leisure & Recreational - 5.7%
        Mattel Inc.                       1,000      14,245      18,920


Computers - Networking - 5.3%
        Cisco Systems, Inc.                 700       8,724      11,753
        Performance Technologies, Inc.      800       8,633       5,840
                                                   --------    --------
                                                     17,357      17,593

Real Estate & Related - 4.5%
        Home Properties of New York, Inc.   200       5,624       7,048
        Sovran Self Storage                 250       6,892       7,875
                                                   --------    --------
                                                     12,516      14,923
Aerospace -  4.1%
        Moog, Inc. Class A                  150       2,930       5,213
        Northrop Grumman                    100       2,536       8,629
                                                   --------    --------
                                                      5,466      13,842

Computers - Software - 3.9%
        Oracle                              900      12,070      10,809
        Veramark Tech Inc.                1,500       9,782       2,250
                                                   --------    --------
                                                     21,853      13,059

Utilities - Natural Resources - 3.9%
        National Fuel Gas                   500      11,250      13,025

Food & Beverages - 3.8%
        Constellation Brands, Inc.          400       5,017      12,560

Retail - General - 3.5%
        Dollar General                      650       9,065      11,869

Computers - Hardware - 3.3%
        Dell Corporation                    350      10,735      11,144

Photographic Equipment and Suppliers 3.3%
        Eastman Kodak                       400      11,746      10,940

Automotive - 3.1%
        Delphi Corporation                1,200      13,548      10,356

Airlines - 3.1%
        Southwest Airlines Co.              600      11,658      10,320

Steel -3.1%

        Gilbraltar Steel Corp               500       8,975      10,280

Semiconductors - 3.0%
        Motorola, Inc.                    1,050      15,919       9,902

Tobacco Products - 2.6%
        Altria Group                        200       4,892       9,088

Metal Fabrication & Hardware 2.6%
        Graham Corp.                      1,000       8,828       8,600

Chemical - 2.1%
        CPAC, Inc.                        1,200       7,236       7,001

Computers - Distributors - 2.0%
        Ingram Micro                        600      10,909       6,600

Office Equipment - 1.4%
        Xerox Corp                          450      12,058       4,766

Packaging & Containers - 1.4%
        Mod Pac Corporation                 602       3,461       4,003
        Mod Pac Corporation Class B         113           0         751
                                                   --------    --------
                                                      3,461       4,754

Electronics Components - 1.4%
        Astronics Corp Cl. B                226           0         733
        Astronics Corp                    1,205       7,026       3,910
                                                   --------    --------
                                                      7,026       4,643

Furniture - 0.4%
        Bush Industries, Inc.               500       9,473       1,500

Industrial Services - 0.4%
        American Locker Group, Inc.         100         636       1,405

Industrial Materials - 0.4%
        Servotronics, Inc.                  600       5,624       1,356

Telecommunications - 0.4%
        Choice One Communications         4,000       8,840       1,280

Computers - Services - 0.3%
        Computer Task Group, Inc.           300       7,064         852

Machinery - 0.1%
        Columbus McKinnon Corp              100       2,344         241

Broadcasting -0.0%
        Adelphia Communications Corp.       400       5,744         108
                                                  ---------   ---------

Total investments in securities                   $ 326,856   $ 334,399
                                                  =========   =========


WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED JUNE 30, 2003, 2002, AND 2001

                                              2003       2002        2001
INVESTMENT INCOME:
        Dividends                         $  4,590   $  4,698    $  4,814

EXPENSES:
        Management fees                      3,716      4,020       3,364
        Reimbursement of management fees    (1,000)    (1,741)     (2,123)
        Legal and professional               1,275      1,290       1,062
        Directors' fees                      1,000        850         800
        Amortization                            17        666         778
        Fidelity bond                          190        216         490
        Taxes                                  300        350         150
        Registration fees                      200        200         369
        Bank service charges                  (964)       405         475
        Due and subscriptions                  250        250          31
                                          --------   --------    --------
        Total expense                        4,984      6,506       5,396
                                          --------   --------    --------
Net investment income (loss)                  (394)    (1,808)       (582)
                                          --------   --------    --------

REALIZED AND UNREALIZED GAIN (LOSS)

     ON INVESTMENTS:
Realized gain (loss) from
        securities transactions             (5,051)    (1,242)       (160)
Unrealized appreciation (depreciation)
        during the period                   28,678    (32,377)     10,535
                                          --------   --------    --------
Net gain (loss) on investments              23,627    (33,619)     10,375
                                          --------   --------    --------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $  23,233  $ (35,427)    $ 9,793
                                         =========  =========    ========

        The accompanying notes are an integral part of these statements.




WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2003, 2002, AND 2001

                                               2003        2002        2001
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)            $   (394)  $  (1,808)   $    (582)
   Net realized gain (loss) from
           security transactions             (5,051)     (1,242)        (160)
   Net change in unrealized appreciation
           (depreciation) of investments     28,678     (32,377)      10,535
                                           --------   ---------    ---------
Increase (decrease) in net assets resulting
        from operations                      23,233     (35,427)       9,793

CAPITAL SHARE TRANSACTIONS:
   Sales                                      2,000      81,125       34,500
   Redemptions                                    0      (2,503)           0
                                           --------   ---------    ---------
       Total capital share transactions       2,000      78,622       34,500
                                           --------   ---------    ---------
       Increase in net assets                25,233      43,195       44,293

NET ASSETS:
       Beginning of period                  342,086     298,891      254,598
                                          ---------   ---------    ---------
       End of period                      $ 367,319   $ 342,086    $ 298,891
                                          =========   =========    =========

        The accompanying notes are an integral part of these statements.



















WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

NOTE 1:  NATURE OF ACTIVITIES

The Western New York Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE 2:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Federal Income Taxes - It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Organization Expenses - Organization expenses have been amortized over a 60-month period.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NOTE 3:  INVESTMENTS

For the year ended June 30, 2003, the Series purchased $34,755 of common stock. During the same period, the Series sold $24,170 of common stock.

For the year ended June 30, 2002, the Series purchased $134,659 of common stock. During the same period, the Series sold $90,260 of common stock.

For the year ended June 30, 2001, the Series purchased $51,980 of common stock. During the same period, the Series sold $23,513 of common stock.

At June 30, 2003, the gross unrealized appreciation for all securities totaled $82,696 and the gross unrealized depreciation for all securities totaled $75,154, or a net unrealized appreciation of $7,543. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $326,856.

At June 30, 2002, the gross unrealized appreciation for all securities totaled $71,689 and the gross unrealized depreciation for all securities totaled $92,825, or a net unrealized depreciation of $21,136. The aggregate cost of securities for federal income tax purposes at June 30, 2002 was $321,346.

At June 30, 2001, the gross unrealized appreciation for all securities totaled $74,731 and the gross unrealized depreciation for all securities totaled $64,306, or a net unrealized appreciation of $10,245. The aggregate cost of securities for federal income tax purposes at June 30, 2001 was $280,038.

NOTE 4:  INVESTMENT ADVISORY AGREEMENT

Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund. Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

NOTE 5:  CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                           Shares        Amount

Balance at 7/1/00                        25,941.445     $ 251,572
                                         ----------     ---------
Shares sold during 2001                   3,596.766        34,500
Shares redeemed during 2001                   0.000             0
                                         ----------     ---------
Balance at 7/1/01                        29,538.211       286,072
                                         ----------     ---------
Shares sold during 2002                   7,943.301        81,125
Shares redeemed during 2002                (242.034)       (2,503)
                                         ----------     ---------
Balance at 7/1/02                        37,239.478       364,694
                                         ----------     ---------
Shares sold during 2003                     242.130         2,000
Shares redeemed during 2003                   0.000             0
                                         ----------     ---------
Balance at 7/1/03                        37,481.608     $ 366,694
                                         ==========     =========




WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED JUNE 30, 2003, 2002, AND 2001


                                             2003         2002         2001
NET ASSET VALUE, beginning of period       $ 9.19       $10.12       $ 9.81
                                           ------       ------       ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss)            (0.03)       (0.34)        0.00
    Net gain (loss) on securities both
                realized and unrealized      0.64        (0.59)        0.31
                                           ------       ------       ------
Total from investment operations             0.61        (0.93)        0.31

DISTRIBUTIONS
    Dividends                                0.00         0.00         0.00
                                           ------       ------       ------
NET ASSET VALUE, end of period               9.80         9.19        10.12
                                           ======       ======       ======
NET ASSETS, end of period               $ 367,319    $ 342,086    $ 298,891
                                        =========    =========    =========

                                           Actual       Actual       Actual

RATIO OF EXPENSES TO AVERAGE NET ASSETS     1.6 %        2.0 %        2.0 %

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                          0.0 %       (1.4)%        0.1 %

PORTFOLIO TURNOVER RATE                     7.7 %       28.0 %        8.7 %


        The accompanying notes are an integral part of these statements.

Item 2 - Not applicable (not answered for periods ending before July 15, 2003 and only annually for funds)

Item 3 - Not applicable (not answered for periods ending before July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered for periods ending before December 15, 2003)

Item 5 - Not applicable

Item 6 - Reserved

Item 7 - Not applicable

Item 8 - Reserved

Item 9(a) - The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 9(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 - Exhibits

(a)(1)- Not applicable.

(a)(2)- Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

(b) - Attach certification pursuant to Section 906 of the Sarbanes-Oxley Act. Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: August 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: August 20, 2003

                                  EXHIBIT INDEX

            (a) Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.